CONSOLIDATED STATEMENTS OF INCOME ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) ₽ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 RUB (₽) ₽ / shares shares	Dec. 31, 2018 RUB (₽) ₽ / shares shares
CONSOLIDATED STATEMENTS OF INCOME
Revenues	₽ 218,344	$ 2,955.6	₽ 175,391	₽ 127,657
Operating costs and expenses:
Cost of revenues(1)	85,734	1,160.5	55,788	35,893
Product development(1)	36,339	491.9	29,209	22,579
Sales, general and administrative(1)	62,335	843.8	50,155	36,206
Depreciation and amortization	17,687	239.4	14,777	12,137
Goodwill impairment | ₽			762
Total operating costs and expenses	202,095	2,735.6	150,691	106,815
Income from operations	16,249	220.0	24,700	20,842
Interest income	3,869	52.4	3,315	3,382
Interest expense	(2,373)	(32.1)	(74)	(945)
Gains from deconsolidation/consolidation of Yandex.Market	19,230	260.3		28,244
Loss from equity method investments	(2,175)	(29.4)	(3,886)	(194)
Other income/(loss), net	2,404	32.4	(1,200)	1,130
Income before income tax expense	37,204	503.6	22,855	52,459
Income tax expense	13,055	176.7	11,656	8,201
Net income	24,149	326.9	11,199	44,258
Net loss attributable to noncontrolling interests	1,363	18.4	1,627	1,726
Net income attributable to Yandex N.V.	₽ 25,512	$ 345.3	₽ 12,826	₽ 45,984
Net income per Class A and Class B share:
Basic | (per share)	₽ 74.87	$ 1.01	₽ 39.21	₽ 140.77
Diluted | (per share)	₽ 72.03	$ 0.98	₽ 38.21	₽ 137.20
Weighted average number of Class A and Class B shares outstanding:
Basic (in shares)	340,764,574	340,764,574	327,127,314	326,667,118
Diluted (in shares)	353,382,841	353,382,841	335,428,137	335,162,062